UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22538
Advisers Investment Trust
(Exact name of registrant as specified in charter)

50 S. LaSalle Street
Chicago, Illinois 60603
(Address of principal executive offices)(Zip code)
The Northern Trust Company
50 S. LaSalle Street
Chicago, Illinois 60603
(Name and address of agent for service)
Registrant's telephone number, including area code:
866-638-5859
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2025
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith.
NTAM Treasury Assets Fund
Ticker | TAFXX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the NTAM Treasury Assets Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://ntam.northerntrust.com/united-states/institutional/ntam-treasury-assets-fund. You can also request this information by contacting us at 855-351-4583 (toll free).
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NTAM Treasury Assets Fund	$5	0.10%
KEY FUND STATISTICS
Fund net assets	$4,647,645,000
Total number of portfolio holdings	52
PORTFOLIO DIVERSIFICATION AS A % OF NET ASSETS
U.S. Treasury Obligations	69.7%
Repurchase Agreements	33.8%
At https://ntam.northerntrust.com/united-states/institutional/ntam-treasury-assets-fund, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 855-351-4583 (toll free).
NTAM Treasury Assets Fund

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

NTAM TREASURY ASSETS FUND
SEMI-ANNUAL FINANCIAL STATEMENTS AND
ADDITIONAL INFORMATION
March 31, 2025

ADVISERS INVESTMENT TRUST
NTAM TREASURY ASSETS FUND
TABLE OF CONTENTS
March 31, 2025

ADVISERS INVESTMENT TRUST
NTAM TREASURY ASSETS FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount (000s)	Value (000s)
U.S. TREASURY OBLIGATIONS	69.7%
U.S. Treasury Bills	48.3%
4.13%, 4/10/25(a)		$25,000	$24,973
4.32%, 4/10/25(a)		25,000	24,973
4.15%, 4/17/25(a)		50,000	49,905
4.28%, 4/17/25(a)		45,000	44,914
4.34%, 4/17/25(a)		100,000	99,810
4.07%, 4/22/25(a)		5,000	4,988
4.18%, 4/24/25(a)		90,000	89,756
4.23%, 4/24/25(a)		200,000	199,458
4.28%, 4/24/25(a)		45,000	44,878
4.30%, 4/24/25(a)		30,000	29,919
4.35%, 4/24/25(a)		35,000	34,905
4.40%, 4/24/25(a)		15,000	14,959
4.33%, 5/1/25(a)		15,000	14,946
4.08%, 5/6/25(a)		65,000	64,735
4.14%, 5/8/25(a)		65,000	64,718
4.15%, 5/15/25(a)		80,000	79,587
4.05%, 5/20/25(a)		100,000	99,428
4.06%, 5/20/25(a)		35,000	34,800
4.19%, 5/22/25(a)		40,000	39,757
4.30%, 5/22/25(a)		75,000	74,545
4.06%, 5/27/25(a)		35,000	34,771
4.13%, 6/5/25(a)		44,000	43,660
4.29%, 6/5/25(a)		140,000	138,918
4.06%, 6/10/25(a)		55,000	54,550
4.10%, 6/10/25(a)		45,000	44,632
4.14%, 6/10/25(a)		40,000	39,672
4.24%, 6/17/25(a)		20,000	19,820
4.15%, 6/20/25(a)		50,000	49,538
4.07%, 6/24/25(a)		85,000	84,164
4.16%, 6/26/25(a)		55,000	54,452
4.05%, 7/1/25(a)		95,000	93,991
4.22%, 7/1/25(a)		30,000	29,681
4.13%, 7/3/25(a)		65,000	64,309
4.17%, 7/17/25(a)		25,000	24,691
4.19%, 7/17/25(a)		200,000	197,525
4.18%, 7/24/25(a)		50,000	49,341
4.05%, 7/29/25(a)		88,205	86,980
			2,246,649
U.S. Treasury Floating Rate Notes	19.2%
(Floating, U.S. Treasury 3M Bill MMY + 0.17%) 4.40%, 4/1/25(b)		110,000	110,006
(Floating, U.S. Treasury 3M Bill MMY + 0.17%) 4.42%, 4/1/25(b)		100,000	99,993
(Floating, U.S. Treasury 3M Bill MMY + 0.10%) 4.35%, 4/7/25(b)		50,000	50,006
(Floating, U.S. Treasury 3M Bill MMY + 0.13%) 4.38%, 4/7/25(b)		80,000	79,994
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
NTAM TREASURY ASSETS FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount (000s)	Value (000s)
(Floating, U.S. Treasury 3M Bill MMY + 0.15%) 4.40%, 4/7/25(b)		$199,000	$199,002
(Floating, U.S. Treasury 3M Bill MMY + 0.21%) 4.46%, 4/7/25(b)		240,000	240,344
(Floating, U.S. Treasury 3M Bill MMY + 0.25%) 4.50%, 4/7/25(b)		110,905	110,960
			890,305
U.S. Treasury Notes	2.2%
2.88%, 7/31/25		5,000	4,977
2.00%, 8/15/25		35,000	34,687
3.13%, 8/15/25		45,000	44,785
5.00%, 9/30/25		20,000	20,067
			104,516
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,241,470)			3,241,470
REPURCHASE AGREEMENTS	33.8%
Banco Bilbao Vizcaya, dated 3/31/25, repurchase price $650,079, 4.37%, 4/1/25(c)		650,000	650,000
Citigroup Global Markets, Inc., dated 3/31/25, repurchase price $219,027, 4.36%, 4/1/25(d)		219,000	219,000
Fixed Income Clearing Corp., dated 3/31/25, repurchase price $350,042, 4.36%, 4/1/25(e)		350,000	350,000
JPMorgan Securities LLC, dated 3/31/25, repurchase price $350,042, 4.36%, 4/1/25(f)		350,000	350,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,569,000)			1,569,000
TOTAL INVESTMENTS (Cost $4,810,470)	103.5%		4,810,470
NET OTHER ASSETS (LIABILITIES)	(3.5%)		(162,825)
NET ASSETS	100.0%		$4,647,645

(a)Discount rate at the time of purchase.
(b)Variable rate security. Rate as of March 31, 2025 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(c)The nature and terms of the collateral received for the repurchase agreements are as follows:

Banco Bilbao Vizcaya	Value (000s)	Coupon Rates	Maturity Dates
U.S. Treasury Bonds	$916	1.13% — 4.00%	5/15/40 — 11/15/52
U.S. Treasury Notes	$662,084	0.13% — 4.88%	4/30/26 — 5/15/34
Total	$663,000

(d)The nature and terms of the collateral received for the repurchase agreements are as follows:

Citigroup Global Markets, Inc.	Value (000s)	Coupon Rates	Maturity Dates
U.S. Treasury Notes	$223,380	4.00% — 4.25%	12/31/26 — 6/30/28

(e)The nature and terms of the collateral received for the repurchase agreements are as follows:

Fixed Income Clearing Corp.	Value (000s)	Coupon Rates	Maturity Dates
U.S. Treasury Bills	$356,987	0.00%	8/28/25
U.S. Treasury Bonds	$2	4.75%	2/15/41
U.S. Treasury Notes	$11	0.38% — 3.75%	12/31/25 — 12/31/28
Total	$357,000

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
NTAM TREASURY ASSETS FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

(f)The nature and terms of the collateral received for the repurchase agreements are as follows:

JPMorgan Securities LLC	Value (000s)	Coupon Rates	Maturity Dates
U.S. Treasury Bonds	$357,000	4.25%	8/15/54

At March 31, 2025 the asset allocations for the NTAM Treasury Assets Fund were:
Asset Allocation	% of Net Assets
U.S. Treasury Bills	48.3%
U.S. Treasury Floating Rate Notes	19.2
U.S. Treasury Notes	2.2
Repurchase Agreements	33.8
Total	103.5%
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
STATEMENT OF ASSETS & LIABILITIES
March 31, 2025 (Unaudited)

Amounts in thousands	NTAM Treasury Assets Fund
Assets:
Investments at amortized cost, which approximates fair value	$3,241,470
Repurchase agreements at cost, which approximates fair value	1,569,000
Cash	280
Receivable for interest	7,048
Prepaid expenses	87
Total Assets	4,817,885
Liabilities:
Securities purchased payable	151,290
Distributions payable to shareholders	18,104
Investment advisory fees payable	320
Accounting and Administration fees payable	449
Regulatory and Compliance fees payable	51
Other accrued expenses and payables	26
Total Liabilities	170,240
Net Assets	$4,647,645
Net Assets	$4,647,645
Shares of common stock outstanding	4,647,627
Net asset value per share	$1.00
Net Assets:
Paid in capital	$4,647,573
Distributable earnings	72
Net Assets	$4,647,645
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
STATEMENT OF OPERATIONS
For the six months ended March 31, 2025 (Unaudited)

Amounts in thousands	NTAM Treasury Assets Fund
Investment Income:
Interest income	$133,476
Operating expenses:
Investment advisory	3,209
Accounting and Administration	431
Regulatory and Compliance	160
Trustees	40
Other	106
Total expenses	3,946
Expenses reduced by Adviser	(968)
Net expenses	2,978
Net investment income	130,498
Realized Gains from Investment Activities:
Net realized gains from investment transactions	41
Net realized gains from investment activities	41
Change in Net Assets Resulting from Operations	$130,539
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2025 (Unaudited) and the year ended September 30, 2024

	NTAM Treasury Assets Fund
Amounts in thousands	March 31, 2025	September 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$130,498	$367,646
Net realized gains from investment transactions	41	71
Change in net assets resulting from operations	130,539	367,717
Dividends paid to shareholders:
From distributable earnings	(130,498)	(367,646)
Total dividends paid to shareholders	(130,498)	(367,646)
Capital Transactions:
Proceeds from sale of shares	7,964,800	14,540,800
Value of shares issued to shareholders in reinvestment of dividends	135,535	382,732
Value of shares redeemed	(9,175,402)	(17,963,511)
Change in net assets from capital transactions	(1,075,067)	(3,039,979)
Change in net assets	(1,075,026)	(3,039,908)
Net assets:
Beginning of period	5,722,671	8,762,579
End of period	$4,647,645	$5,722,671
Share Transactions
Sold	7,964,800	14,540,800
Reinvested	135,535	382,732
Redeemed	(9,175,402)	(17,963,511)
Change	(1,075,067)	(3,039,979)
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
For the years indicated

	NTAM Treasury Assets Fund
	Six Months Ended March 31, 2025, (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from operations:
Net investment income	0.02	0.05	0.04	0.01	— (a)	0.01
Net realized and unrealized gains from investments(a)	—	—	—	—	—	—
Total from investment operations	0.02	0.05	0.04	0.01	—	0.01
Less distributions paid:
From net investment income	(0.02)	(0.05)	(0.04)	(0.01)	(— )(a)	(0.01)
From net realized gains on investments	—	—	—	(— )(a)	(— )(a)	(— )(a)
Total distributions paid	(0.02)	(0.05)	(0.04)	(0.01)	—	(0.01)
Change in net asset value	—	—	—	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return(b)	2.25%	5.40%	4.47%	0.66%	0.03%	1.06%
Ratios/Supplemental data:
Net assets, end of year (000's)	$4,647,645	$5,722,671	$8,762,579	$7,685,839	$7,729,359	$7,012,840
Ratio of net expenses to average net assets(c)	0.10%	0.10%	0.10%	0.09%	0.07%	0.10%
Ratio of net investment income to average net assets(c)	4.47%	5.27%	4.46%	0.68%	0.02%	0.93%
Ratio of gross expenses to average net assets(c), (d)	0.14%	0.13%	0.13%	0.13%	0.13%	0.13%

(a)	Amount is less than $0.005 per share.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the periods shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
NTAM TREASURY ASSETS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Fifth Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 9, 2023. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011.  On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The NTAM Treasury Assets Fund (the "Fund") is a series of the Trust, and commenced operations on April 4, 2018. Shares of the Fund are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Investments in the Fund may be made only by individuals or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act.
The Fund is a diversified fund. The investment objective of the Fund is to seek to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing its net assets, under normal market conditions, exclusively in United States (“U.S.”) Treasury securities and related repurchase agreements and other securities that limit their investments to, or are backed by, U.S. Treasury securities.
The Fund operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”).
Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
A. Significant accounting policies are as follows:
INVESTMENT VALUATION
Investments are recorded at amortized cost, which approximates fair value. Under this method, investments purchased at a discount or premium are valued by accruing or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. The Trustees have designated Northern Trust Investments, Inc., as investment adviser to the Fund, as the Fund’s Valuation Designee with responsibility for establishing fair value when amortized cost does not approximate fair value.
The following is a summary of the valuation inputs used as of March 31, 2025 in valuing the Fund's investments based upon the three fair value levels as follows:
• Level 1 —quoted prices in active markets for identical assets
• Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Amounts in thousands	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments held by the NTAM Treasury Assets Fund*	$ —	$4,810,470	$ —	$4,810,470

*	See additional categories in the Schedule of Investments.

ADVISERS INVESTMENT TRUST
NTAM TREASURY ASSETS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

As of March 31, 2025, there were no Level 1 or Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the six months ended March 31, 2025.
REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements under the terms of a master repurchase agreement by which it purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and a liquidity feature which allows the Fund to resell the security quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The Fund is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Fund may be delayed or limited. The Fund has entered into such repurchase agreements at March 31, 2025, as reflected in the accompanying Schedule of Investments.
Amounts in thousands	Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in Statements of Assets and Liablities	Financial Instruments*	Net Amount
Banco Bilbao Vizcaya	$650,000	$(650,000)	$ —
Citigroup Global Markets, Inc.	219,000	(219,000)	—
Fixed Income Clearing Corp.	350,000	(350,000)	—
JPMorgan Securities LLC	350,000	(350,000)	—
	$1,569,000	$(1,569,000)	$ —
*Collateral received is reflected up to the fair market value of the repurchase agreement.
INVESTMENT TRANSACTIONS AND INCOME
Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount.
EXPENSE ALLOCATIONS
Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.
DIVIDENDS AND DISTRIBUTIONS
Dividends from net income are declared daily and paid monthly by the Fund to its shareholders. Net income includes the interest accrued on the Fund’s assets less estimated expenses. The Fund’s net realized short-term capital gains, if any, are distributed at least annually.
Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment

ADVISERS INVESTMENT TRUST
NTAM TREASURY ASSETS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.
FEDERAL INCOME TAX INFORMATION
No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.
As of March 31, 2025, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s Federal tax returns for the tax years ended September 30, 2024, 2023, 2022 and 2021 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.
Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.
B. Fees and Transactions with Affiliates and Other Parties
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with Northern Trust Investments, Inc. (the “Adviser” or “NTI”) to provide investment management services to the Fund. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations. Under the terms of the Agreement, the Fund pays the Adviser a monthly fee based on the Fund’s daily net assets at the annualized rate of 0.11%.
Foreside Financial Services, LLC (the “Placement Agent”) provides private placement services to the Fund pursuant to a placement agent agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Placement Agent acts as an agent of the Trust in connection with the offering of the shares of the Fund on a private placement basis to eligible investors only. The Adviser, at its own expense, pays the Placement Agent an asset-based fee, which is calculated and billed monthly, for these services and reimbursement for certain expenses incurred on behalf of the Fund.
The Northern Trust Company (“Northern Trust”), an affiliate to NTI, serves as the administrator, transfer agent, custodian, and fund accounting agent for the Fund pursuant to written agreements between the Trust, on behalf of the Fund, and Northern Trust. The Fund pays Northern Trust certain annual and transaction-based fees, a tiered basis-point fee based on the Fund’s daily net assets, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.
Foreside Fund Officer Services, LLC (“Foreside”) provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund pays Foreside an annual base fee, a basis-point fee based on the Fund’s daily net assets and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.
The officers of the Trust are affiliated with Foreside, Northern Trust, or the Placement Agent and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2025, the Trust paid each Trustee who is not an  “interested person,” as that term is defined in the 1940 Act (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) compensation for their

ADVISERS INVESTMENT TRUST
NTAM TREASURY ASSETS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

services based on an annual retainer of $132,000 and reimbursement for certain expenses. Effective April 1, 2025, the Trust pays an annual retainer of $145,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2025, the aggregate Trustee compensation paid by the Trust was $198,000. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” fees on the Statement of Operations.
The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of the compensation paid to each Independent Trustee, expenses associated with an Independent Trustee's attendance at Board meetings and other Trust related travel, expenses of third party consultants engaged by the Board, any membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) to 0.10% of the average daily net assets of the Fund until January 28, 2026. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the total annual fund operating expenses (exclusive of the compensation paid to each Independent Trustee, expenses associated with an Independent Trustee's attendance at Board meetings and other Trust related travel, expenses of third party consultants engaged by the Board, any membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) to exceed the applicable expense limitation in effect at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and/or reimburse expenses automatically renews annually from year to year on the effective date of each subsequent annual update to the Fund's registration statement, until such time as the Adviser provide written notice of non-renewal.
The Adviser may reimburse additional expenses or waive all or a portion of the management fee of the Fund from time to time, including to avoid a negative yield, and such amounts are not subject to recoupment in future periods. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time.  During the six months ended March 31, 2025, the Adviser did not voluntarily waive or reimburse any additional expenses.
For the six months ended March 31, 2025, the Fund incurred advisory fees payable to NTI, contractual expense waivers and/or reimbursements from NTI, and paid expense recoupments to NTI, as follows:
Amounts in thousands	Advisory Fee to NTI	Expenses Reduced by NTI	Advisory Fees Recouped by NTI
NTAM Treasury Assets Fund	$3,209	$968	$—

The balances of recoverable expenses to NTI by the Fund at March 31, 2025 were as follows (in thousands):
For the:	Expiring	NTAM Treasury Assets Fund
Year ended September 30, 2022	September 30, 2025	$2,305
Year ended September 30, 2023	September 30, 2026	2,297
Year ended September 30, 2024	September 30, 2027	2,173
Six months March 31, 2025	September 30, 2028	968
Balances of Recoverable Expenses to the Adviser		$7,743

ADVISERS INVESTMENT TRUST
NTAM TREASURY ASSETS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

C. Other Risks
General market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets, disruptions to business operations and supply chains, staffing shortages, or adverse investor sentiment could cause the value of your investment in the Fund, or its yield, to decline. The market value of the securities in which the Fund invests may be impacted in response to the prospects of particular sectors or governments, general economic conditions, and/or other events (such as pandemics, terrorism, etc.) throughout the world due to increasingly interconnected global economies and financial markets. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. These events can have a significant impact on the Fund’s operations and performance.
 D. Federal Income Tax
As of March 31, 2025, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:
Amounts in thousands	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
NTAM Treasury Assets Fund	$4,810,470	$—	$—	$—
The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2024 and September 30, 2023 for the Fund were as follows:
Amounts in thousands	Ordinary Income	Net Long Term Gains	Total Taxable Distributions Paid	Tax Return of Capital	Total Distributions Paid
2024	$382,732	$—	$382,732	$—	$382,732
2023	316,676	—	316,676	—	316,676
As of the latest tax year ended September 30, 2024, the components of accumulated earnings on a tax basis were as follows:
Amounts in thousands	Undistributed Ordinary Income	Undistributed Long- Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Depreciation	Total Accumulated Earnings
NTAM Treasury Assets Fund	$23,172	$ —	$23,172	$(23,141)	$ —	$ —	$31

At September 30, 2024, the latest tax year end, the Fund had no capital loss carry-forwards available to offset future net capital gains.

ADVISERS INVESTMENT TRUST
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
March 31, 2025 (Unaudited)

Not applicable.

ADVISERS INVESTMENT TRUST
PROXY DISCLOSURES
March 31, 2025 (Unaudited)

Not applicable.

ADVISERS INVESTMENT TRUST
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
March 31, 2025 (Unaudited)

Included on pages 10-11 in the Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
March 31, 2025 (Unaudited)

Section 15 of the 1940 Act requires that the Investment Advisory Agreement (the “Agreement”) between the Trust and the Adviser with respect to the Fund be approved by a majority the Board, including a majority of the Trustees who are not Independent Trustees.  It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the agreement is fair to the Fund and its shareholders.  The Board considered and approved the Agreement for the Fund at an in-person meeting held on December 12, 2024.
The Board requested, and the Adviser provided, both written and oral reports containing information and data (the “Section 15(c) Response”) related to the following:  (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and the profits to be realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of the Fund’s shareholders.
The Board examined the nature, extent and quality of the advisory services provided by the Adviser.  The Board considered the terms of the Agreement, information and reports provided in the Section 15(c) Response on its personnel and operations, and the Adviser’s experience in managing the investment strategy of the Fund.  The Board reviewed the Adviser’s investment philosophy and portfolio construction process and the Adviser’s compliance program, pending litigation, insurance coverage, business continuity program, and information security practices.  The Board noted that the Adviser was affiliated with the Trust’s fund administrator, transfer agent, and fund accountant as those services are provided by The Northern Trust Company.  Taking into account the personnel involved in servicing the Fund as well as the Section 15(c) Response, the Board expressed satisfaction with the quality, extent, and nature of the services received from the Adviser.
The Board reviewed the investment performance of the Fund and the overall performance of the Adviser to the Fund.  As part of this analysis, the Board reviewed an independent report prepared by FUSE Research Network, LLC (the “FUSE Report”).  The FUSE Report consisted of comparisons of the performance of the Fund to the performance of (i) its selected benchmark, (ii) another mutual fund with a similar investment strategy as the Fund (the “Similar NTI Money Market Fund”), (iii) the NTAM Fund and 13 other taxable money market funds selected by FUSE with similar pricing characteristics (the “Peer Group”), and (iv) the Peer Group and all other taxable money market funds with similar pricing features (the “Peer Universe”).  The Board noted the performance for the three-month, one-year, three-year, five-year, and since inception periods through September 30, 2024 for the benchmark, Peer Group and Peer Universe and the one-year, three-year, and five-year periods through September 30, 2024 for the Similar NTI Money Market Fund.  After considering the information presented, the Board expressed satisfaction with the performance of the Fund and the Adviser.
The Board considered the cost of services provided and the profits realized by the Adviser and, among other things, discussed the Adviser’s assertions related to profitability.  The Board then reviewed the advisory fee paid by the Fund and the total operating expenses of the Fund.  The Board noted that the Adviser received a management fee of 0.11% of the average daily net assets of the Fund.  Turning to total annual operating expenses, the Board noted that under the Expense Limitation Agreement, the Adviser had contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit the total annual operating expenses to 0.10% annually.  The Board noted that both the investment advisory fee and estimated total annual operating expenses for the Fund was in-line with the investment advisory fees and annual total operating expenses for the Peer Group and the Peer Universe as set forth in the FUSE Report, and less than the net advisory fee and net expense ratio of the Similar NTI Money Market Fund  The Board concluded that the advisory fee and expense ratios were reasonable.
The Board considered the profitability of the Adviser’s relationship with the Fund.  Referring to information provided by the Adviser, the Board determined that the profit earned by the Adviser for management of the Fund was not excessive.
In considering the economies of scale for the Fund, the Board noted that no marketing or distribution of the Fund would occur because the Fund was launched for a specific client and not registered under the Securities Act of 1933.
The Board considered that the Adviser may derive ancillary benefits from its management of the Fund and again considered that the Adviser was affiliated with the Fund’s administrator, transfer agent, and fund accountant.

ADVISERS INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
March 31, 2025 (Unaudited)

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to the various factors considered.

Investment Adviser
Northern Trust Investments, Inc.
50 South LaSalle Street
Chicago, Illinois 60603
Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, Illinois 60606
Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101
Placement Agent
Foreside Financial Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
For Additional Information, call
855-351-4583 (toll free)
NT 03/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable - only for annual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisers Investment Trust

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	June 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	June 3, 2025

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	June 3, 2025